INITIAL PUBLIC OFFERING (Details)	Oct. 02, 2020 $ / shares shares
PIMCO [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	1,980,000
Unit price (in dollars per share) | $ / shares	$ 10.00
Initial Public Offering [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	23,000,000
Initial Public Offering [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	23,000,000
Unit price (in dollars per share) | $ / shares	$ 10.00
Initial Public Offering [Member] | Public Warrant [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	0.5
Warrants exercise price (In dollars per share) | $ / shares	$ 11.50
Initial Public Offering [Member] | Class A Common Stock [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	1
Number of securities called by each warrant (in shares)	1
Over-Allotment Option [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	3,000,000
Unit price (in dollars per share) | $ / shares	$ 10.00